Share capital (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Stockholders Equity Note [Abstract]
Net earnings (loss) for the period	$ 2,377,743	$ (1,234,965)	$ 1,730,613	$ (1,633,063)	$ (4,915,478)
Basic weighted average number of shares	62,722,050	58,653,204	62,394,647	57,213,030
Effect of dilutive securities:
Options	764,441		1,208,002
Warrants	1,509,580		1,937,434
Diluted weighted average number of shares	64,996,071	58,653,204	65,540,083	57,213,030